Acquisitions - Schedule of deferred consideration liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Contingent Consideration, Liability [Roll Forward]
Carrying amount, beginning balance	$ 61,300	$ 0
Deferred consideration recognized on acquisition	12,553	60,365
Interest expense on deferred consideration	9,710	935
Change in fair value on deferred consideration paid	(2,637)
Payments of deferred consideration	(37,274)
Carrying amount, ending balance	43,652	61,300
Deferred consideration, total	43,652	61,300
Deferred consideration liability - current	22,342	24,446
Deferred consideration liability, noncurrent	21,310	36,854
Deseret
Business Combination, Contingent Consideration, Liability [Roll Forward]
Carrying amount, beginning balance	0	0
Deferred consideration recognized on acquisition	12,553	0
Interest expense on deferred consideration	0	0
Change in fair value on deferred consideration paid	(2,637)
Payments of deferred consideration	(9,916)
Carrying amount, ending balance	0	0
Deferred consideration, total	0	0
Deferred consideration liability - current	0
Deferred consideration liability, noncurrent	0
Tryke
Business Combination, Contingent Consideration, Liability [Roll Forward]
Carrying amount, beginning balance	59,300	0
Deferred consideration recognized on acquisition	0	58,365
Interest expense on deferred consideration	9,710	935
Change in fair value on deferred consideration paid	0
Payments of deferred consideration	(27,358)
Carrying amount, ending balance	41,652	59,300
Deferred consideration, total	41,652	59,300
Deferred consideration liability - current	22,342
Deferred consideration liability, noncurrent	19,310
NRPC Management, LLC
Business Combination, Contingent Consideration, Liability [Roll Forward]
Carrying amount, beginning balance	2,000	0
Deferred consideration recognized on acquisition	0	2,000
Interest expense on deferred consideration	0	0
Change in fair value on deferred consideration paid	0
Payments of deferred consideration	0
Carrying amount, ending balance	2,000	2,000
Deferred consideration, total	2,000	$ 2,000
Deferred consideration liability - current	0
Deferred consideration liability, noncurrent	$ 2,000